Earnings per share - Basic headline earnings per share (Details) - ZAR (R) R / shares in Units, shares in Thousands, R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Earnings per share [abstract]
Headline earnings attributable to owners of the parent	R 182,186	R 123,442	R 187,731
Weighted average number of ordinary shares in issue (in shares)	561,088	629,626	775,139
Basic headline earnings per share (R) (in ZAR per share)	R 0.32	R 0.20	R 0.24